HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares				Fair Value
	OPEN-END FUND — 8.8%
	FIXED INCOME - 8.8%
2,188,889	Voya Securitized Credit Fund, Class I			$ 19,700,000

	TOTAL OPEN-END FUND (Cost $19,700,000)			19,700,000

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 80.5%
	U.S. TREASURY BILLS — 80.5%
13,149,000	United States Treasury Bill(a)	4.8400	06/15/23	13,122,891
19,222,000	United States Treasury Bill(a)	5.0900	07/20/23	19,089,025
37,781,000	United States Treasury Bill(a)	5.1300	08/17/23	37,370,993
111,245,000	United States Treasury Bill(a)	5.2200	08/24/23	109,907,947
				179,490,856

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $179,486,075)			179,490,856
Shares
	SHORT-TERM INVESTMENTS — 16.2%
	MONEY MARKET FUNDS - 16.2%
29,888,974	Fidelity Government Portfolio, Institutional Class, 4.97%(b)			29,888,974
6,194,859	First American Government Obligations Fund Class X, 4.95%(b)(c)			6,194,859
	TOTAL MONEY MARKET FUNDS (Cost $36,083,833)			36,083,833

	TOTAL SHORT-TERM INVESTMENTS (Cost $36,083,833)			36,083,833

	TOTAL INVESTMENTS - 105.5% (Cost $235,269,908)			$ 235,274,689
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.5)%			(12,164,862)
	NET ASSETS - 100.0%			$ 223,109,827

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation(d)
32	CME E-Mini NASDAQ 100 Index Future	06/16/2023	$ 9,152,320	$ 79,371
42	CME E-Mini Standard & Poor's 500 Index Future	06/16/2023	8,800,050	287,122
	TOTAL FUTURES CONTRACTS			$ 366,493

HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

(a)	Zero coupon bond; rate disclosed is the effective yield as of May 31, 2023.
(b)	Rate disclosed is the seven-day effective yield as of May 31, 2023.
(c)	All or a portion of this investment is a holding of the Hundredfold Select Alternative Fund Limited (HFSA Fund Limited).
(d)	Amount subject to equity contract risk exposure.